Supplemental Cash Flow Data (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Data
Schedule of supplemental breakout of the cash inflows and outflows for capital provision assets

$ in thousands	Capital provision-	Capital provision-
For the year ended December 31, 2021	direct assets	indirect assets	Total
Proceeds	338,098	58,317	396,415
Decrease in payable for capital provision assets	(256)	-	(256)
New funding	(672,931)	-	(672,931)

$ in thousands	Capital provision-	Capital provision-
For the year ended December 31, 2020	direct assets	indirect assets	Total
Proceeds	354,884	203,029	557,913
Increase in payable for capital provision assets	220	-	220
New funding	(297,143)	-	(297,143)

$ in thousands	Capital provision-	Capital provision-
For the year ended December 31, 2019	direct assets	indirect assets	Total
Proceeds	108,521	284,085	392,606
Increase in payable for capital provision assets	36	-	36
New funding	(347,630)	(224,156)	(571,786)